Fort Pitt Capital Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202

June 6, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Fort Pitt Capital Funds (the “Trust”)
File Nos.: 333-69326 and 811-10495
Fort Pitt Capital Total Return Fund (S000006164)

Dear Sir or Madam:

Transmitted herewith on behalf of the Trust and its series, the Fort Pitt Capital Return Fund (the “Fund”), is a preliminary proxy statement for the Fund in preparation for a special shareholder meeting tentatively scheduled for July 14, 2011.  The purpose of the shareholder meeting is to:

1.	Approve a proposed Agreement and Plan of Reorganization for the Fund, whereby the Fund would be reorganized as a series of Advisors Series Trust; and
2.	The transaction of any other business that properly comes before the meeting, or any adjournments or postponements thereof

This filing contains the following documents in preparation for the Fund’s special shareholder meeting:

1.	A Letter to Shareholders;
2.	A Notice of the Special Shareholder Meeting;
3.	A Proxy Statement;
4.	The Proposed Agreement and Plan of Reorganization; and
5.	A Proxy Card.

Please direct all questions or comments regarding this filing to the undersigned at (414) 765-6609.  Thank you very much.

Sincerely,

/s/ Jeanine M. Bajczyk, Esq.

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services